Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Other Information - Additional Information (Detail) MW in Millions									12 Months Ended
	Feb. 01, 2019	Aug. 01, 2018	Mar. 20, 2018 item MW	Nov. 01, 2017	Apr. 17, 2017	Mar. 20, 2017 kW	Feb. 01, 2017 installment	Aug. 18, 2016 ARS ($) installment	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 item	Dec. 31, 2018 USD ($)	Dec. 16, 2016 USD ($)	Aug. 30, 2016 USD ($)
Disclosure Of Other Provisions [Line Items]
Legal proceedings provision												$ 600,000,000
Portion of increased percentage of tariff to be received		7.925%
Number of adjusted installments.	6
New prices tariff rate change maximum amount | installment							48
Total tax income (expense) using statutory rate									(27.00%)	(25.50%)	(24.00%)
Voluntary Retirement Plan [Member]
Disclosure Of Other Provisions [Line Items]
Voluntary retirement plan expenses									$ 911,000,000
Voluntary retirement plan, outstanding									$ 97,000,000
Argentina
Disclosure Of Other Provisions [Line Items]
Total tax income (expense) using statutory rate										35.00%
Tax withholding percentage on dividend in prior years									35.00%
Domestic wholesale price index percentage									60.00%
Accumulated variation percentage									30.00%
Percentage of result use for revaluation									50.00%
Argentina | Not Later Than Two Years [Member]
Disclosure Of Other Provisions [Line Items]
Total tax income (expense) using statutory rate										30.00%
Argentina | Later Than Two Years [Member]
Disclosure Of Other Provisions [Line Items]
Total tax income (expense) using statutory rate										25.00%
Top of Range | Argentina
Disclosure Of Other Provisions [Line Items]
Additional tax for individual									13.00%
Additional tax for corporate									30.00%
Bottom of range | Argentina
Disclosure Of Other Provisions [Line Items]
Additional tax for individual									7.00%
Additional tax for corporate									25.00%
Current Liabilities [Member]
Disclosure Of Other Provisions [Line Items]
Debt balance									$ 634,691,873
Enel Generacion El Chocon S.A. | Provision of Taxes [Member]
Disclosure Of Other Provisions [Line Items]
Legal proceedings provision									268,075,396	$ 411,770,483
Tax provision reversal in homogeneous currency									$ 354,395,675
Reimbursement interest										$ 107,792,572
Edesur
Disclosure Of Other Provisions [Line Items]
Term of the proposal											5 years
Number of days for acceptance of proposal				60 days
Number of days, obligation pending within days of notice issued					120 days
Number of days for final resolution report to be issued.					30 days
Percentage of seasonal price operated										90.00%
Percentage of increased tariff to be received		50.00%
Remaining percentage of increased tariff to be received		50.00%
Percentage of capital stock reduction									50.00%
Edesur | Top of Range
Disclosure Of Other Provisions [Line Items]
Percentage of increase in VAD							42.00%
Substations capacity | kW						27.5
Edesur | Bottom of range
Disclosure Of Other Provisions [Line Items]
Substations capacity | kW						13.2
CAMMESA [Member]
Disclosure Of Other Provisions [Line Items]
Debt balance									$ 2,120,074,389	$ 2,739,439,172
Number of monthly installments on maximum refund term | installment								48
Grace period								12 months
CAMMESA [Member] | Availability Agreements for Combined Cycles and Turbosteam [Member]
Disclosure Of Other Provisions [Line Items]
Number of cycle gas turbine | item											2
Units in operation | item			2
Net capacity | MW			778,884
CAMMESA [Member] | Non-current Liabilities [Member]
Disclosure Of Other Provisions [Line Items]
Debt balance									$ 1,485,382,516	$ 2,054,579,379
CAMMESA [Member] | Enel Generacin Costanera S.A. (formerly Endesa Costanera) | Mutual and Collateral Assignment Agreement [Member]
Disclosure Of Other Provisions [Line Items]
Amount for financing the power plant operation under a mutual and collateral assignment agreement								$ 1,300,000,000
Turbosteam Units [Member]
Disclosure Of Other Provisions [Line Items]
Reallocation of funds from Supplementary Works													$ 5,287,772	$ 5,287,772,000
Maximum capacity of funds to perform Supplementary Works													$ 10,575,000	$ 10,575,000,000